Cover Document	Oct. 23, 2025
Document Information [Line Items]
Entity Central Index Key	0001702744
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	The Simply Good Foods Company
Entity File Number	001-38115
Entity Tax Identification Number	82-1038121
Entity Address, Address Line One	1225 17th Street, Suite 1000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	633-2840
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SMPL
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false